UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05870
811-10171

Name of Fund: BlackRock Senior Floating Rate Fund, Inc.
Master Senior Floating Rate, LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
Floating Rate Fund, Inc. and Master Senior Floating Rate, LLC, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Senior Floating Rate Fund, Inc. SEMI-ANNUAL REPORT FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points

(1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slow-

ing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30.

Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to per-

meate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counter-

parts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quali-

ty government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 8.79%	– 3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	– 4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+ 7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	– 0.60	– 1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	– 1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 29, 2008 (Unaudited) BlackRock Senior Floating Rate Fund, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund, Inc. seeks high current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

Performance

For the six-month period ended February 29, 2008, the Fund returned –4.89% based on net asset value, with dividends reinvested. For the same period, the Lipper Loan Participation Funds category posted an average return of –7.65% . Fund performance was hindered by widening credit spreads, lingering concerns about highly leveraged transactions, and the slow-
down in growth of the structured product market. Hedge fund liquidations of leveraged loan positions also had a negative effect on the market. The rapid reduction of short-term rates resulting from Fed rate cuts also had a negative impact on bank loans as investors feared that their floating rate income would reset to lower rates.

Fund Information

Initital Offering Date				November 3, 1989
Yield based on Net Asset Value as of February 29, 2008 ($7.91)*					6.84%
Current Monthly Distribution per share of Common Stock**					$.042839
Current Annualized Distribution per share of Common Stock**					$.540658

* Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
Past performance does not guarantee future results.
** The distribution is not constant and is subject to change.
The table below summarizes the changes in the Fund’s net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Net Asset Value	$7.91	$8.60	(8.02%)	$8.71	$7.81

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2007 and held through February 29, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses.
In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2007 February 29, 2008		During the Period*	September 1, 2007 February 29, 2008		During the Period*

BlackRock Senior Floating Rate, Inc.	$1,000	$951.10	$7.04	$1,000	$1,017.48	$7.28

*	Expenses are equal to the annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master Senior Floating Rate LLC (the “Master LLC”) in which it invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

4 BLACKROCK SENIOR FLOATING RATE FUND, INC. FEBRUARY 29, 2008

Statement of Assets and Liabilities	BlackRock Senior Floating Rate Fund, Inc.

As of February 29, 2008 (Unaudited)

Assets

Investment in Master LLC, at value (identified cost — $474,906,381)	$ 418,358,530
Receivable for recovery of filing fees	793,978
Prepaid expenses	214,708

Total assets	419,367,216

Liabilities

Administration fees — payable	88,010
Income dividends payable	2,259,612
Other affiliates payable	9,580
Other accrued expenses payable	94,193

Total liabilities	2,451,395

Net Assets

Net Assets	$ 416,915,821

Net Assets Consist of

Common Stock, par value $.10 per share; 1,000,000,000 shares authorized	$ 5,272,805
Paid-in capital in excess of par	828,489,934
Undistributed net investment income	739,295
Accumulated net realized loss allocated from the Master LLC	(361,038,362)
Net unrealized depreciation allocated from the Master LLC	(56,547,851)

Net Assets, $7.91 net asset value per share of 52,728,048 shares of capital stock outstanding	$ 416,915,821

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

5

Statement of Operations	BlackRock Senior Floating Rate Fund, Inc.

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Interest		$ 18,535,983
Facility and other fees		96,123
Expenses		(2,371,750)

Total income		16,260,356

Expenses

Administration		571,213
Transfer agent		183,359
Tender offer		138,017
Printing		36,550
Registration		16,351
Professional fees		4,143
Miscellaneous		13,802

Total expenses		963,435
Recovery of filing fees		(793,978)

Net expenses		169,457

Net investment income		16,090,899

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain (loss) from:
Investments		(2,696,896)
Swaps		80,894

		(2,616,002)

Net change in unrealized appreciation/depreciation on investments, swaps and unfunded loan commitments		(34,336,406)

Total realized and unrealized loss		(36,952,408)

Net Decrease in Net Assets Resulting from Operations		$ (20,861,509)

Statements of Changes in Net Assets	BlackRock Senior Floating Rate Fund, Inc.
	For the Six	For the
	Months Ended	Year Ended
	February 29, 2008	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 16,090,899	$ 36,717,895
Net realized loss	(2,616,002)	(30,570,377)
Net change in unrealized appreciation/depreciation	(34,336,406)	11,735,034

Net increase (decrease) in net assets resulting from operations	(20,861,509)	17,882,552

Dividends to Shareholders from

Net investment income	(15,339,238)	(36,713,751)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(52,398,751)	(77,460,238)

Net Assets

Total decrease in net assets	(88,599,498)	(96,291,437)
Beginning of period	505,515,319	601,806,756

End of period	$ 416,915,821	$ 505,515,319

End of period undistributed (distributions in excess of) net investment income	$ 739,295	$ (12,366)

See Notes to Financial Statements.

6 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Financial Highlights				BlackRock Senior Floating Rate Fund, Inc.

	For the Six
	Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$ 8.60	$ 8.92	$ 9.01	$ 8.91	$ 8.40	$ 8.05

Net investment income	.30[2,5]	.60[2]	.52[2]	.37[2]	.30[2]	.38
Net realized and unrealized gain (loss)	(.71)	(.32)	(.08)	.10	.51	.36

Net increase (decrease) from investment operations	(.41)	.28	.44	.47	.81	.74

Dividends from net investment income	(.28)	(.60)	(.53)	(.37)	(.30)	(.39)

Net asset value, end of period	$ 7.91	$ 8.60	$ 8.92	$ 9.01	$ 8.91	$ 8.40

Total Investment Return[3]

Based on net asset value	(4.89%)[4,5]	3.07%	4.97%	5.38%	9.73%	9.61%

Ratios to Average Net Assets [6]

Total expenses, excluding interest expense	1.46%[5,7]	1.44%	1.43%	1.41%	1.44%	1.45%

Total expenses	1.46%[5,7]	1.44%	1.43%	1.41%	1.44%	1.46%

Net investment income	7.02%[7]	6.67%	5.84%	4.11%	3.41%	4.81%

Supplemental Data

Net assets, end of period (000)	$ 416,916	$ 505,515	$ 601,807	$ 676,703	$ 756,795	$ 798,320

Portfolio turnover for the Master LLC	24%	46%	54%	53%	76%	57%

Average amount of loans outstanding during the period (000)	—	—	—	—	—	$ 8,138[8]

[1]	On February 10, 2003, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master LLC, which has the same investment objective as the Fund. All investments are made at the Master LLC level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund’s shares exists.

[4]	Aggregate total investment return.

[5]	During the six months ended February 29, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.01 and increased total investment return 0.24%. The expense ratio net of the refund was 1.11%.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Reflects the average amount of loan of the Fund prior to the Fund’s conversion from a stand-alone investment company to a “feeder” fund on February 10, 2003.

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

7

Notes to Financial Statements (Unaudited)

BlackRock Senior Floating Rate Fund, Inc.

1. Significant Accounting Policies:
BlackRock Senior Floating Rate Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a continuously offered, non-diversified, closed-end manage-
ment investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Senior Floating Rate
LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master
LLC reflects the Fund’s proportionate interest in the net assets of the
Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master
LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at February 29, 2008 was 68%.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Investment Income and Expenses: The Fund records daily its proportion-
ate share of the Master LLC’s income, expenses and realized and unreal ized gains and losses. In addition, the Fund accrues its own expenses.

During the six months ended February 29, 2008, the Fund recorded a refund in the amount of $793,978 related to overpayments of prior years’ tender offer fees, which is reflected on the Statement of
Operations as recovery of filing fees.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity including investment companies, before being measured and recognized in the financial statements. BlackRock Advisors, LLC (the
“Administrator”), an indirect, wholly owned subsidiary of BlackRock Inc.

has evaluated the application of FIN 48 to the Fund, and has deter-
mined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended August 31, 2004 through
August 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Investment Transactions: Investment transactions in the Master LLC are accounted for on a trade date basis.

Recent Accounting Pronouncement: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund’s Board of Directors (the “Board”), non-interested Directors
(“Independent Directors”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors. This has approximately the same economic effect as if the
Independent Directors had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds. The deferred compen-
sation, if any, is included in other assets in the Statement of Assets and Liabilities.

8 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

BlackRock Senior Floating Rate Fund, Inc.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of the Fund. The Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain
Funds on the basis of relative net assets.

2. Transactions with Affiliates:
The Fund entered into an Administration Agreement with the Admini-
strator. The administration fee to the Administrator is calculated daily and paid monthly based on an annual rate of 0.25% of the Fund’s average daily net assets for the performance of administrative services
(other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of
BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services
Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

For the six months ended February 29, 2008, the Distributor earned early withdrawal charges of $30,433 relating to the tender of the
Fund’s shares.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:
Transactions in capital shares were as follows:

For the Six Months Ended		Dollar
February 29, 2008	Shares	Amount

Shares sold	1,581,577	$ 13,227,794
Shares issued to shareholders in
reinvestment of dividends	98,059	822,541

Total issued	1,679,636	14,050,335
Shares tendered	(7,758,067)	(66,449,086)

Net decrease	(6,078,431)	$ (52,398,751)

For the Year Ended		Dollar
August 31, 2007	Shares	Amount

Shares sold	2,617,014	$ 23,300,290
Shares issued to shareholders in
reinvestment of dividends	2,075,693	18,417,801

Total issued	4,692,707	41,718,091
Shares tendered	(13,354,571)	(119,178,329)

Net decrease	(8,661,864)	$ (77,460,238)

4. Capital Loss Carryforward:
As of August 31, 2007, the Fund had capital loss carryforwards available to offset future realized gains of $328,245,470, of which
$28,290,011 expires in 2008, $64,746,799 expires in 2009,
$87,904,309 expires in 2010, $53,409,203 expires in 2011,
$34,221,818 expires in 2012, $56,166,095 expires in 2013,
$945,546 expires in 2014 and $2,561,689 expires in 2015.

Portfolio Summary (Unaudited)

Master Senior Floating Rate LLC

Portfolio Composition

Percent of
Long-Term
Ten Largest Holdings	Investments

TXU Corp.	1.9%
Verso Paper Holdings LLC	1.7
Vanguard Health Systems	1.6
Community Health Systems, Inc.	1.5
Idearc, Inc.	1.5
Activant Solutions	1.4
Huntsman ICI Holdings	1.4
Univision Communications, Inc.	1.4
Cequel Communications LLC	1.4
Paxson Communications Corp.	1.3

Credit Quality Allocations*

Credit Rating	2/29/08	8/31/07

BBB/Baa	1%	1%
BB/BA	40	34
B	44	55
CCC/Caa	4	2
CC/Ca	1	—
Not Rated	8	8
Other**	2	—

* Using the higher of Standard & Poor’s or Moody’s Investor Service rating.
** Includes portfolio holdings in common stock and warrants.

Percent of
Long-Term
Five Largest Industries	Investments

Media	24.6%
Chemicals	8.6
Health Care Providers & Services	6.1
Paper & Forest Products	5.7
Hotels, Restaurants & Leisure	5.6

10 BLACKROCK SENIOR FLOATING RATE FUND, INC. FEBRUARY 29, 2008

Schedule of Investments

Master Senior Floating Rate LLC

as of February 29, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Aerospace & Defense — 2.0%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 4.73% — 5.26% due 3/31/2014	$ 312	$ 287,692
Term Loan B, 6.83% due 3/31/2014	3,659	3,374,495
Vought Aircraft Industries, Inc.:
Revolving Credit, 5.12% — 7% due 12/22/2010	4,400	4,033,335
Term Loan, 7.34% due 12/22/2011	4,127	3,728,009
Tranche B Line of Credit Deposit, 7.82%
due 12/22/2010	1,200	1,100,000

		12,523,531

Airlines — 0.5%
Delta Air Lines, Inc. First Lien Term Loan, 7.36%
due 5/15/2012	1,500	1,275,000
United Air Lines, Inc. Term Loan B, 5.125% — 7.125%
due 1/30/2014	2,137	1,792,129

		3,067,129

Auto Components — 0.8%
Allison Transmission Term Loan B, 5.92% — 7.90%
due 8/07/2014	2,750	2,420,764
Metaldyne Corp.:
Letter of Credit, 5.17% – 8.25% due 1/15/2012	288	217,308
Term Loan B, 8.25% due 1/15/2014	1,962	1,477,692
TRW Automotive, Inc. Term Loan B, 4.688% — 6.688%
due 12/31/2013	995	926,843

		5,042,607

Beverages — 0.5%
Culligan International Term Loan B, 5.37% — 7.08%
due 4/24/2012	3,970	2,964,268

Biotechnology — 0.4%
Talecris Biotherapeutics, Inc. Second Lien Term Loan,
9.57% due 12/06/2014	3,000	2,460,000

Building Products — 0.1%
Momentive Performance Materials, Inc. Term Loan B,
5.375% due 12/04/2013	1,000	882,143

Capital Markets — 0.2%
Marsico Parent Company, LLC Term Loan B, 6.188%
due 11/14/2014	1,000	960,000

Chemicals — 6.5%
Arizona Chemical Second Lien Term Loan, 8.59%
due 2/28/2014	400	230,000
BOC Edwards Ltd. Term Loan B, 5.085%
due 10/09/2015	746	485,062
Columbian Chemicals Co. Term Loan B, 6.58%
due 3/16/2013	1,965	1,728,843
Flint Group Term Loan, 7.393% due 12/20/2014	2,000	1,716,666
GenTek, Inc. First Lien Term Loan, 5.12% — 7.24%
due 2/28/2011	2,988	2,733,901
Huntsman ICI Holdings Term Loan B, 4.875%
due 8/16/2012	8,326	7,895,996
ISP Chemco Term Loan B, 4.875% — 6.438%
due 5/25/2014	1,493	1,340,452
Invista:
Term Loan, 6.698% due 4/29/2011	2,434	2,271,990
Term Loan B-1, 6.70% due 4/29/2011	5,243	4,893,136
Nalco Co. Tranche B Term Loan, 4.92% — 6.48%
due 11/04/2010	3,735	3,599,091

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Chemicals (concluded)
Polymer Group, Inc. Term Loan B, 7.093%
due 11/22/2012	$ 1,904	$ 1,580,239
Rockwood Specialties Group, Inc. Tranche D Term
Loan, 4.744% due 12/10/2012	3,631	3,401,302
Wellman, Inc.:
First Lien Term Loan, 7.239% due 2/10/2009	7,500	5,355,000
Second Lien Term Loan, 9.989%
due 2/10/2010 (b)(f)	8,250	2,612,503

		39,844,181

Commercial Services & Supplies — 3.2%
Alliance Laundry Systems LLC Term Loan,
5.85% — 5.90% due 1/27/2012	1,698	1,604,489
Allied Waste North America, Inc.:
Term Loan, 4.57% — 6.42% due 1/15/2012	2,864	2,681,994
Tranche A Credit Linked Deposit, 7.072%
due 1/15/2012	1,724	1,614,567
ARAMARK Corp.:
Letter of Credit, 4.22%% due 1/24/2014	196	181,297
Term Loan B, 6.705% due 1/24/2014	3,549	3,283,947
Brickman Group, Inc. Term Loan, 7.143%
due 1/23/2014	248	224,553
CamelBak Products LLC First Lien Term Loan,
6.88% — 8.75% due 8/04/2011	2,088	1,830,191
Jason, Inc. Term Loan, 5.621% due 4/30/2010	995	859,431
John Maneely Co. Term Loan, 6.345% — 7.693%
due 12/08/2013	1,213	1,050,052
Kion GmbH:
Term Loan B, 6.751% due 3/15/2015	250	207,266
Term Loan C, 7.251% due 3/15/2016	250	208,360
RiskMetrics Group, Inc. First Lien Term Loan B, 7.08%
due 1/11/2014	1,489	1,410,591
Sirva Worldwide Tranche B Term Loan, 11.93%
due 12/01/2010	1,056	480,311
West Corp. Term Loan, 5.465% — 5.635%
due 10/21/2013	4,938	4,188,340

		19,825,389

Communications Equipment — 0.8%
Alltel Corp.:
Term Loan B2, 7.74% due 5/16/2015	1,000	906,477
Term Loan B3, 5.866% due 5/18/2015	4,496	4,075,747

		4,982,224

Computers & Peripherals — 1.0%
Intergraph Corp. Term Loan, 9.09%
due 11/28/2014	1,000	910,000
Reynolds and Reynolds Co.:
First Lien Term Loan, 6.843% due 10/31/2012	4,679	4,094,261
Second Lien Term Loan, 10.343%
due 10/31/2013	1,500	1,372,500

		6,376,761

Construction & Engineering — 0.2%
BakerCorp Term Loan C, 5.521% — 7.193%
due 5/15/2014	993	908,137

Construction Materials — 1.0%
Headwaters, Inc. Term Loan B-1, 5.17% — 6.89
due 4/30/2011	2,215	2,104,102
Nortek, Inc. Term Loan, 5.35% due 8/27/2011	4,825	4,137,438

		6,241,540

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

11

Schedule of Investments (continued)

Master Senior Floating Rate LLC

(Percentages shown are based on Net Assets)

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Containers & Packaging — 2.2%
Anchor Glass Container Corp. Term Loan B, 7.08%
due 5/03/2013	$ 1,855	$ 1,725,474
Consolidated Container Co. LLC Second Lien Term
Loan, 8.751% — 10.581% due 10/15/2014	450	241,500
Graham Packaging Co. LP Term Loan B,
6.813% — 7.75% due 4/15/2011	4,958	4,487,800
Graphic Packaging International Corp. Term Loan B,
5.331% — 6.729% due 5/16/2014	1,915	1,713,915
SCA Packaging First Lien Term Loan, 7.60%
due 3/15/2014	993	694,750
Smurfit-Stone Container Corp.:
Deposit Account, 4.50% due 11/01/2010	2,241	2,113,020
Term Loan B, 7.125%
due 11/01/2011	482	454,297
Term Loan C, 5.313% — 7.125%
due 11/01/2011	2,058	1,942,600

		13,373,356

Distributors — 0.9%
Buhrmann USA, Inc. Term Loan C, 5.119% — 6.991%
due 12/23/2010	3,866	3,692,390
Keystone Automotive Operations, Inc. Term Loan B,
6.644% — 7.451% due 1/15/2012	2,723	2,146,237

		5,838,627

Diversified Financial Services — 1.6%
Chrysler Financial Corp. First Lien Term Loan, 9%
due 8/03/2012	998	866,238
J.G. Wentworth Manufacturing Term Loan B, 7.093%
due 4/15/2014	6,800	4,522,000
LPL Holdings, Inc. Term Loan C, 6.83%
due 8/28/2013	5,382	4,749,548

		10,137,786

Diversified Telecommunication Services — 0.7%
Hawaiian Telcom Term Loan C, 7.08%
due 5/30/2014	845	681,257
Kentucky Data Link, Inc. Term Loan B, 5.372%
due 2/28/2015	485	431,650
PaeTec Communications Term Loan, 5.622%
due 2/28/2012	1,496	1,347,849
Time Warner Telecom Term Loan, 5.13%
due 10/31/2013	1,980	1,940,400

		4,401,156

Electrical Equipment — 0.3%
Generac Power Systems, Inc.:
First Lien Term Loan, 7.203% due 11/10/2013	980	807,800
Second Lien Term Loan, 10.703%
due 5/15/2014	1,500	1,022,500

		1,830,300

Electronic Equipment & Instruments — 1.1%
Flextronics International Ltd. Term Loan B, 7.394%
due 10/01/2014	4,489	4,167,055
SafeNet, Inc. Second Lien Term Loan, 10.627%
due 5/11/2015	3,000	2,310,000

		6,477,055

Energy Equipment & Services — 1.7%
Brock Holdings Term Loan, 6.83% — 7.143%
due 2/26/2014	1,489	1,302,656

See Notes to Financial Statements.

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Energy Equipment & Services (concluded)
Dresser, Inc.:
First Lien Term Loan, 5.565% — 5.621%
due 5/04/2014	$ 2,946	$ 2,713,093
Second Lien Term Loan, 8.82% due 5/04/2015	2,000	1,735,000
Helix Energy Solutions Term Loan B,
6.377% — 6.83% due 7/01/2013	3,296	3,063,699
MEG Energy Corp.:
Delayed Draw Term Loan, 6.73% due 4/03/2013	410	369,844
Term Loan B, 6.83% due 4/03/2013	1,228	1,115,752

		10,300,044

Food & Staples Retailing — 1.7%
Advance Food Co.:
Term Loan, 6.13% due 3/31/2014	66	54,347
Term Loan B, 6.58% due 3/31/2014	767	629,295
American Seafood Group LLC Delay Draw
Term Loan, 6.58% due 9/30/2012	2,888	2,642,097
DS Waters LP Term Loan B:
5.372% due 11/15/2012	1,489	1,324,962
7.264% due 11/15/2012	500	445,000
Dole Food Co., Inc.:
Letter of Credit, 4.247% due 4/12/2013	272	227,929
Term Loan B, 7.125% — 9% due 4/12/2013	395	331,229
Term Loan C, 7.438% — 9.25% due 3/31/2013	344	289,097
Term Loan C, 7.125% — 8.75% due 4/04/2013	971	814,996
Eight O’Clock Coffee, 7.625% due 7/21/2012	725	695,902
McJunkin Corp. Term Loan B, 8.08% due 1/31/2014	495	466,538
Pierre Foods, Inc. Term Loan B, 6.97%
due 6/30/2010	491	321,829
Sturm Foods, Inc.:
First Lien Term Loan, 5.813%
due 1/30/2014 (a)	2,481	1,827,855
Second Lien Term Loan, 9.313%
due 6/30/2014	1,000	656,667

		10,727,743

Health Care Equipment & Supplies — 1.1%
Biomet, Inc. Term Loan B, 7.858% due 3/25/2015	3,990	3,813,442
ReAble Therapeutics Finance LLC Term Loan,
7.83% due 5/25/2015	3,000	2,820,000

		6,633,442

Health Care Providers & Services — 5.7%
Aearo Technologies, Inc. Term Loan B, 7.08%
due 5/14/2014	1,741	1,719,484
CCS Medical First Lien Term Loan, 8.10%
due 9/30/2012	744	673,595
Community Health Systems, Inc. Term Loan B,
5.335% due 6/18/2014	9,227	8,430,044
DaVita, Inc. Term Loan B, 4.57% — 6.52%
due 7/30/2012	4,000	3,738,332
HCA, Inc. Term Loan B, 7.08% due 11/15/2012	5,018	4,612,256
Health Management Associates, Inc. Term Loan B,
6.58% due 2/28/2014	1,949	1,674,609
LifePoint Hospitals, Inc. Term Loan B, 6.715%
due 4/15/2012	3,947	3,594,178
Sterigenics International, Inc. Term Loan B,
7.25% — 7.76% due 11/30/2013	733	659,580
Surgical Care Affiliates Term Loan B, 7.08%
due 12/26/2014	1,000	820,000
Vanguard Health Systems Term Loan B, 5.372%
due 9/23/2011	9,714	8,960,874

		34,882,952

12 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued)

Master Senior Floating Rate LLC

(Percentages shown are based on Net Assets)

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Health Care Technology — 0.2%
Misys Hospital Systems, Inc. Term Loan B, 6.37%
due 10/11/2014	$ 1,496	$ 1,391,513

Hotels, Restaurants & Leisure — 4.7%
Green Valley Ranch Gaming LLC:
Term Loan, 5.085% — 6.843% due 1/29/2012	478	382,455
Term Loan, 6.335% due 8/16/2014	1,750	1,312,500
Harrah’s Entertainment, Inc.:
Term Loan B2, 6.244% due 1/29/2015	2,907	2,662,924
Term Loan B3, 6.244% due 1/28/2015	420	385,698
Harrah’s Operating Term Loan B, 6.244%
due 1/28/2015	473	432,630
Lake Las Vegas Resort (b)(f):
Revolving Credit, 11.75% due 12/14/2012	361	133,611
Term Loan B, 11.75% due 12/14/2012	2,810	1,039,849
Las Vegas Sands LLC Term Loan B, 6.58%
due 5/04/2014	2,687	2,385,948
MotorCity Casino Term Loan B, 5.08% — 7.198%
due 7/21/2012	1,923	1,663,030
OSI Group Term Loan B, 6.843% due 9/02/2011	988	878,875
OSI Restaurant Partners, Inc.:
Revolving Credit, 4.878% due 5/15/2014	75	61,063
Term Loan B, 5.563% due 5/15/2014	890	722,412
Penn National Gaming, Inc. Term Loan B,
4.88% — 7.15% due 10/03/2012	3,865	3,661,001
QCE LLC:
First Lien Term Loan, 7% — 7.125%%
due 5/05/2013	1,970	1,666,057
Second Lien Term Loan, 10.58%
due 11/05/2013	6,800	5,750,855
Venetian Macau US Finance Co. LLC:
Delay Draw Term Loan, 7.08% due 5/25/2012	2,083	1,882,102
Term Loan B, 7.08% due 5/25/2013	4,167	3,764,204

		28,785,214

Household Durables — 1.8%
American Achievement Corp. Term Loan B,
5.42% — 8.50% due 3/22/2011	1,562	1,421,049
Jarden Corp. Term Loan B3, 7.33%
due 1/24/2012	1,500	1,425,000
Josten’s, Inc. Term Loan B, 6.718%
due 10/04/2011	1,819	1,718,922
Simmons Co. Tranche B Term Loan,
4.875% — 7.375% due 12/19/2011	7,269	6,433,219

		10,998,190

IT Services — 4.2%
Activant Solutions Term Loan B, 6.75% — 7.50%
due 5/02/2013	9,541	8,061,805
Alliance Data Systems Term Loan, 8.058%
due 12/15/2014	5,500	5,115,000
Audio Visual Services Corp.:
Second Lien Term Loan, 8.77% due 8/28/2014	1,500	1,380,000
Term Loan B, 5.62% due 2/28/2014	1,995	1,795,500
First Data Corp. Term Loan B, 7.58% — 7.634%
due 9/24/2014	3,990	3,622,286
RedPrairie Corp. Term Loan, 8% — 8.75%
due 7/31/2012	791	695,846
SunGard Data Systems, Inc. Term Loan B, 5.128%
due 2/11/2013	5,893	5,427,752

		26,098,189

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Independent Power Producers & Energy Traders — 2.7%
The AES Corp.Term Loan, 7% — 7.19%
due 4/30/2008	$ 2,000	$ 1,899,000
TXU Corp.:
Term Loan B-2, 6.478% — 6.596%
due 10/14/2014	3,990	3,639,211
Term Loan B-3, 6.478% — 6.596%
due 10/10/2014	11,970	10,913,109

		16,451,320

Industrial Conglomerates — 1.1%
Sequa Corp. Term Loan B, 8.08% due 12/03/2014	3,000	2,818,125
Trimas Corp.:
Letter of Credit, 6.85% due 8/02/2013	938	796,875
Term Loan B, 5.494% — 5.516%
due 8/02/2013	4,012	3,409,961

		7,024,961

Insurance — 0.3%
Alliant Insurance Services Term Loan B, 7.83%
due 10/23/2014	998	887,775
USI Holdings Corp. Term Loan B, 7.58%
due 5/15/2014	995	880,575

		1,768,350

Internet Software & Services — 0.0%
Channel Master Holdings, Inc. (b)(f):
Revolving Credit, 8.313% due 11/15/2004	128	0
Term Loan, 9% due 11/15/2004	1,014	0

		0

Leisure Equipment & Products — 0.4%
Fender Musical Instruments Corp.:
Delay Draw Term Loan, 6.97% due 5/25/2014	668	560,935
Term Loan B, 7.08% — 7.16% due 5/25/2014	1,329	1,116,260
True Temper Sports, Inc. Term Loan B,
8.095% — 8.729% due 3/15/2011	1,075	935,373

		2,612,568

Machinery — 2.3%
Harrington Holdings, Inc. Term Loan, 7.08%
due 1/15/2014	993	873,400
Mueller Water Products Term Loan B,
4.872% — 6.893% due 5/16/2014	5,636	5,114,686
Navistar International Transportation Corp.:
Revolving Credit, 4.794% — 6.501%
due 6/30/2012	1,600	1,426,000
Term Loan, 6.501% due 6/30/2012	4,400	3,921,500
OshKosh Truck Corp. Term Loan B, 6.90%
due 12/06/2013	2,963	2,758,212

		14,093,798

Media — 22.9%
Bragg Communications Term Loan B, 5.588%
due 8/06/2014	2,985	2,895,450
Cablevision Systems Corp. Term Loan, 6.896%
due 3/28/2013	1,985	1,832,133
Catalina Marketing Group Term Loan, 7.83%
due 10/01/2014	2,244	1,885,275
Cequel Communications LLC:
First Lien Term Loan, 7% due 11/05/2013	943	788,658
Second Lien Term Loan, 7.739%
due 5/04/2014	7,000	5,267,500
Term Loan B, 5.07% — 7% due 11/05/2013	9,280	7,756,875

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

13

Schedule of Investments (continued)

Master Senior Floating Rate LLC

(Percentages shown are based on Net Assets)

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Media (continued)
Charter Communications, Inc. Term Loan B, 5.26%
due 4/30/2014	$ 2,000	$ 1,755,714
Clarke American Corp. Term Loan B, 7.33% — 7.698%
due 3/12/2013	3,334	2,707,584
ClientLogic Holding Corp. Term Loan B,
5.622% — 7.343% due 1/30/2014	973	769,034
Cumulus Media Term Loan B, 4.878% — 5.021%
due 5/21/2014	995	812,584
DIRECTV Holdings LLC Tranche B Term Loan, 4.622%
due 4/13/2013	2,381	2,280,489
Dex Media West LLC Term Loan B, 4.57% — 6.33%
due 3/09/2010	1,853	1,759,007
Discovery Communications Term Loan B, 6.83%
due 5/15/2013	4,975	4,554,612
EMMIS Communications Term Loan B, 7.198%
due 10/31/2013	2,410	1,996,616
Education Media and Publishing:
First Lien Term Loan, 9.141% due 5/15/2009	606	579,545
First Lien Term Loan B, 9.141%
due 11/14/2014	4,394	3,954,545
Second Lien Term Loan, 13.641%
due 11/14/2014	8,000	6,960,000
Formula One Group:
Second Lien Term Loan, 8.218%
due 6/30/2014	1,000	812,500
Term Loan B, 7.093% due 12/31/2013	1,500	1,299,750
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 5.09% due 9/15/2014	592	418,900
Term Loan B, 5.09% — 6.45% due 8/28/2014	4,000	2,832,000
Gray Communications Systems, Inc.:
First Lien Delay Draw Term Loan, 5.82% — 6.85%
due 9/18/2014	917	778,021
Term Loan B, 6.21% due 12/31/2014	1,950	1,655,063
Term Loan D, 6.82% due 9/18/2014	133	113,167
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014	10,419	8,571,529
Insight Midwest Holdings LLC Delay Draw Term Loan,
7% due 4/03/2014	6,075	5,439,026
Intelsat Ltd.:
Term Loan B, 4.894% due 7/03/2013	1,992	1,969,179
Term Loan B, 5.644% due 2/01/2014	5,300	5,238,165
Knology, Inc. Term Loan B, 6.953% due 3/15/2012	2,488	2,089,500
LodgeNet Entertainment Corp. Term Loan, 6.83%
due 4/04/2014	1,991	1,670,158
Mediacom Broadband Group Tranche A Term Loan,
4.62% — 4.70% due 3/31/2010	3,469	3,006,251
Merrill Corp. Term Loan, 5.372% — 7.08%
due 5/15/2011	2,940	2,601,900
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
8.108% due 4/30/2011	5,290	4,346,269
Multicultural Radio Broadcasting Inc. Term Loan,
7.901% due 12/15/2012	579	543,790
NEP Supershooters, LP Term Loan B, 7.108%
due 2/16/2014	1,241	1,090,712
National Cinemedia LLC Term Loan B, 6.87%
due 2/13/2015	2,500	2,132,033
New Vision First Lien Term Loan, 11.63%
due 10/26/2014	3,250	2,730,000

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Media (concluded)
NextMedia Group, Inc.:
Delay Draw Term Loan, 5.098% due 11/15/2012	$ 1,294	$ 1,119,146
First Lien Term Loan, 5.086% due 11/15/2012	2,265	1,959,417
Second Lien Term Loan, 7.77%
due 11/15/2013	3,250	2,665,000
Nielsen Finance LLC Term Loan B, 5.346%
due 8/09/2013	6,913	6,088,776
PanAmSat Corp.:
Term Loan B, 5.644% due 1/03/2014	3,680	3,342,555
Term Loan B2, 5.644% due 1/03/2014	3,681	3,343,557
Term Loan B2C, 5.644% due 1/03/2014	3,680	3,342,555
Paxson Communications Corp. First Lien Term Loan,
7.627% due 1/15/2012	9,000	7,515,000
Penton Media:
Term Loan, 5.372% — 5.521% due 2/15/2013	496	392,038
Term Loan, 8.122% due 2/15/2014	500	357,500
R.H. Donnelley, Inc. Term Loan D-2, 4.59% — 6.59%
due 8/30/2011	1,712	1,576,634
San Juan Cable Term Loan B, 11.97%
due 3/15/2013	1,061	896,604
Thomson Learning Inc. Term Loan, 5.62% — 7.58%
due 6/30/2014	2,993	2,609,257
Univision Communications, Inc. Delay Draw Term
Loan, 5.375% — 5.494% due 9/30/2014	9,664	8,086,528

		141,188,101

Metals & Mining — 0.1%
Algoma Steel Term Loan B, 7.33% due 6/14/2014	709	616,492

Multi-Utilities — 1.9%
Brand Energy & Infrastructure Services, Inc.:
Second Lien Term Loan, 9.313% — 11.563%
due 2/15/2015	1,200	1,074,000
Term Loan B, 5.375% — 7.125% due 2/07/2014	993	923,025
Energy Transfer Equity LP Term Loan B, 4.878%
due 11/01/2012	750	700,000
KGen Partners:
Letter of Credit, 6.625% due 2/15/2014	750	646,875
Term Loan B, 6.625% due 2/15/2014	1,238	1,067,344
La Paloma Generating Company, LLC:
Delay Draw Term Loan, 6.58% due 8/16/2012	118	102,114
Letter of Credit, 3.022% due 8/16/2012	262	226,448
Second Lien Term Loan, 8.33% due 8/16/2013	2,000	1,645,000
Term Loan, 6.58% due 8/16/2012	1,485	1,282,147
MACH Gen LLC:
Letter of Credit, 6.83% due 2/22/2014	69	63,673
Term Loan, 5.10% due 2/22/2014	675	626,019
Metcalf Energy Center LLC Tranche 1 Term Loan,
8.081% due 5/20/2010	2,750	2,640,000
USPF Holdings Term Loan, 6.293% — 6.963%
due 4/15/2014	998	887,775

		11,884,420

Multiline Retail — 0.6%
Neiman Marcus Group, Inc. Term Loan,
4.931% — 6.90% due 4/06/2013	4,053	3,741,457

Oil, Gas & Consumable Fuels — 3.0%
Big West Oil & Gas:
Delay Draw Term Loan, 5.375% due 5/15/2014	219	200,156
Term Loan B, 5.50% due 5/15/2014	779	712,556

See Notes to Financial Statements.

14 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Schedule of Investments (continued)

Master Senior Floating Rate LLC

(Percentages shown are based on Net Assets)

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Carrizo Oil & Gas, Inc. Second Lien Term Loan,
9.58% due 7/21/2010	$ 1,834	$ 1,705,423
Enterprise GP Holdings LP Term Loan B,
5.443% — 6.793% due 10/26/2014	3,500	3,377,500
Petroleum Geo-Services ASA Term Loan B, 6.58%
due 6/28/2015	1,994	1,850,855
Scorpion Drilling Ltd. Second Lien Term Loan,
12.406% due 5/08/2015	7,000	7,210,000
Western Refining Co. LP:
Delay Draw Term Loan, 4.994% due 5/30/2014	491	438,371
Term Loan B, 4.994% due 5/30/2014	3,205	2,884,500

		18,379,361

Paper & Forest Products — 2.6%
Cenveo, Inc.:
Delay Draw Term Loan, 6.66% due 9/07/2013	24	20,677
Term Loan C, 6.66% due 9/07/2013	716	622,688
Georgia-Pacific Corp.:
First Lien Term Loan B, 6.896% — 7.367%
due 2/14/2013	2,940	2,705,186
Term Loan B, 6.831% — 7.474% due 11/22/2012	1,000	920,167
Term Loan B, 6.58% — 6.896% due 11/22/2012	1,995	1,835,698
Term Loan B, 5.085% — 6.896% due 12/20/2012	2,982	2,744,252
NewPage Corp. Term Loan B, 8.688%
due 12/07/2014:	4,000	3,878,332
SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
3.122% due 1/09/2010	3,183	3,135,076

		15,862,076

Pharmaceuticals — 0.4%
Pharmaceutical Technologies & Services (PTS)
Term Loan, 7.08% due 4/10/2014	2,985	2,462,625

Real Estate Management & Development — 1.2%
Capital Automotive Term Loan B, 5.02%
due 12/16/2010	5,303	4,918,925
Mattamy Group Term Loan B, 5.375%
due 4/11/2013	2,948	2,682,225

		7,601,150

Road & Rail — 0.8%
Rail America, Inc. Term Loan, 5.32%
due 8/14/2008	2,500	2,337,500
Swift Transportation Co., Inc. Term Loan B,
6.50% due 5/10/2014	3,419	2,636,599

		4,974,099

Semiconductors & Semiconductor Equipment — 0.3%
Marvell Technology Group Term Loan B, 7.33%
due 11/15/2009	1,974	1,855,325

Specialty Retail — 0.6%
ADESA, Inc. Term Loan B, 7.08% due 10/18/2013	995	889,032
Burlington Coat Factory Warehouse Corp. Term
Loan B, 5.34% due 4/15/2013	987	827,347
Claire’s Stores Term Loan B, 5.994% — 7.58%
due 5/24/2014	1,491	1,168,397
Mattress Giant Term Loan B, 5.50% due 2/28/2014	744	669,946

		3,554,722

	Par
Senior Secured Floating Rate Loan Interests	(000)	Value

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc. First Lien Term Loan,
4.994% — 5.016% due 10/15/2013	$ 1,199	$ 1,140,766

Trading Companies & Distributors — 0.3%
Beacon Sales Co. Term Loan B, 5.085% — 6.729%
due 10/31/2013	988	834,437
United Rentals, Inc.:
Term Loan, 5.10% due 2/14/2011	719	681,875
Tranche B Credit Linked Deposit, 4.50%
due 2/14/2011	303	287,572

		1,803,884

Wireless Telecommunication Services — 1.2%
Cellular South Term Loan B, 4.625% — 6.50%
due 5/16/2014	1,493	1,373,100
Centennial Cellular Operating Co. Term Loan,
5.085% — 6.83% due 2/09/2011	2,942	2,785,758
Crown Castle Operating Co. Term Loan,
6.33% due 3/15/2014	988	891,946
IPC Systems First Lien Term Loan, 7.093%
due 5/25/2014	2,488	1,960,978
NG Wireless Term Loan, 6.021% — 7.593%
due 7/31/2014	610	579,144

		7,590,926

Total Senior Secured Floating Rate Loan Interests
(Cost — $618,899,971) — 88.0%		542,559,878

Corporate Bonds

Chemicals — 1.5%
GEO Specialty Chemicals, Inc., 13.85%
due 12/31/2009 (c)	5,992	4,486,510
NOVA Chemicals Corp., 7.863%
due 11/15/2013 (d)	5,505	4,679,250

		9,165,760

Diversified Financial Services — 0.1%
Ford Motor Credit Co. LLC, 8.708%
due 4/15/2012 (d)	750	718,017

Diversified Telecommunication Services — 0.6%
Qwest Communications International, Inc.,
6.565% due 2/15/2009 (d)	3,166	3,142,255
Qwest Corp., 6.05% due 6/15/2013 (d)	275	264,687

		3,406,942

Hotels, Restaurants & Leisure — 0.6%
Galaxy Entertainment Finance Co. Ltd., 9.829%
due 12/15/2010 (d)(e)	3,300	3,283,500
Universal City Florida Holding Co. I, 7.989%
due 5/01/2010 (d)	250	240,312

		3,523,812

Media — 0.0%
Intelsat Corp., 9% due 6/15/2016	210	210,000

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

15

Schedule of Investments (concluded)

Master Senior Floating Rate LLC

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Paper & Forest Products — 2.3%
Ainsworth Lumber Co. Ltd., 8.83%
due 4/01/2013 (d)	$ 6,000	$ 3,720,000
NewPage Corp., 9.489% due 5/01/2012 (d)	650	637,000
Verso Paper Holdings LLC Series B, 6.989%
due 8/01/2014 (d)	11,400	9,690,000

		14,047,000

Total Corporate Bonds (Cost — $37,778,412) — 5.1%		31,071,531

Common Stocks	Shares

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (f)	39,151	39,151

Total Common Stocks (Cost — $0) — 0.0%		39,151

Warrants	Shares	Value

Electric Utilities — 0.0%
Reliant Resources (expires 10/25/2008) (g)	9,115	$ 145,840

Total Warrants (Cost — $0) — 0.0%		145,840

	Beneficial
	Interest
Short-term Securities	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 3.76% (h)(i)	$42,836	42,836,040

Total Short-Term Securities
(Cost — $42,836,040) — 6.9%		42,836,040

Total Investments (Cost — $699,514,423*) — 100.0%		616,652,440
Liabilities in Excess of Other Assets — 0.0%		(133,159)

Net Assets — 100.0%		$616,519,281

*	The cost and unrealized appreciation (depreciation) of investments, as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 699,667,468

Gross unrealized appreciation	$ 212,867
Gross unrealized depreciation	(83,227,895)

Net unrealized depreciation	$ (83,015,028)

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(b) Issuer filed for bankruptcy or is in default of interest payments. (c) Convertible security.

(d) Floating rate security. Rate is as of report date.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	Non-income producing security.

(g)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

(h)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Activity	Interest
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC
	Cash Sweep Series	$(54,716)	$1,545,991

(i)	Represents the current yield as of report date.

•For Master LLC compliance purposes,the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•Swaps outstanding as of February 29, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on
LCDX Index and receive 2.25%
Broker, UBS Warburg
Expires December 2012	$ 4,104	$ 24,714
Sold credit default protection on
LCDX Index and receive 2.25%
Broker, JPMorgan Chase
Expires December 2012	$ 3,714	(44,032)

Total		$ (19,318)

16 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Statement of Assets and Liabilities	Master Senior Floating Rate LLC

As of February 29, 2008 (Unaudited)

Assets

Investments at value — affiliated (identified cost — $656,678,383)	$ 573,816,400
Investments at value — unaffiliated (identified cost — $42,836,040)	42,836,040
Unrealized appreciation on swaps	24,714
Cash	2,338,855
Interest receivable	6,415,504
Investments sold receivable	4,337,876
Contributions receivable	2,985,065
Principal paydowns receivable	23,512
Swaps receivable	39,313
Commitment fees receivable	9,873
Prepaid expenses and other assets	1,126,875

Total assets	633,954,027

Liabilities

Swap premiums received	672,790
Unrealized depreciation on unfunded loan commitments	454,387
Unrealized depreciation on swaps	44,032
Deferred Income	15,776
Investments purchased payable	13,143,182
Investment advisory fees payable	1,607,633
Withdrawals payable	1,051,141
Directors payable	27,985
Swaps payable	14,134
Other affiliates payable	5,024
Other accrued expenses payables	199,594
Other liabilities	199,068

Total liabilities	17,434,746

Net Assets

Net Assets	$ 616,519,281

Net Assets Consist of

Investors’ capital	$ 699,854,969
Net unrealized depreciation	(83,335,688)

Net Assets	$ 616,519,281

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

17

Statement of Operations	Master Senior Floating Rate LLC

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Interest (including $1,545,991 from affiliates)	$ 27,543,571
Facility and other fees	142,673

Total income	27,686,244

Expenses

Investment advisory	$ 3,225,974
Accounting services	114,897
Professional fees	99,630
Directors	29,205
Custodian	25,190
Printing	1,948
Miscellaneous	27,499

Total expenses	3,524,343

Net investment income	24,161,901

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(4,012,517)
Swaps	120,061

(3,892,456)

Net change in unrealized appreciation/depreciation on:
Investments	(51,178,937)
Swaps	(12,650)
Unfunded loan commitments	454,795

(50,736,792)

Total realized and unrealized loss	(54,629,248)

Net Decrease in Net Assets Resulting from Operations	$ (30,467,347)

See Notes to Financial Statements.

18 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Statements of Changes in Net Assets				Master Senior Floating Rate LLC

					For the Six	For the
					Months Ended	Year Ended
				February 29, 2008		August 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2007

Operations

Net investment income				$ 24,161,901		$ 57,598,184
Net realized loss					(3,892,456)	(35,000,705)
Net change in unrealized appreciation/depreciation					(50,736,792)	6,856,164

Net increase (decrease) in net assets resulting from operations					(30,467,347)	29,453,643

Capital Transactions

Proceeds from contributions					24,992,232	58,523,411
Fair value of withdrawals					(136,333,370)	(255,559,328)

Net decrease in net assets derived from capital transactions					(111,341,138)	(197,035,917)

Net Assets

Total decrease in net assets					(141,808,485)	(167,582,274)
Beginning of period					758,327,766	925,910,040

End of period				$ 616,519,281		$ 758,327,766

See Notes to Financial Statements.

Financial Highlights				Master Senior Floating Rate LLC

	For the Six
	Months Ended
	February 29, 2008		For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Total Investment Return

Total investment return	(4.68%)[1]	3.49%	5.37%	5.78%	10.15%	11.07%

Ratios to Average Net Assets

Total expenses, excluding interest expense	1.04%[2]	1.02%	1.03%	1.01%	1.02%	1.04%

Total expenses	1.04%[2]	1.04%	1.04%	1.01%	1.02%	1.05%

Net investment income	7.10%[2]	7.07%	6.22%	4.52%	3.81%	4.80%

Supplemental Data

Net assets, end of period (000)	$ 616,519	$ 758,328	$ 925,910	$1,032,819	$1,052,881	$ 942,878

Portfolio turnover	24%	46%	54%	53%	76%	57%

Average amount of loan outstanding during the period (000)	—	$ 2,255	$ 1,932	—	—	$ 3,187

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

19

Notes to Financial Statements (Unaudited)

Master Senior Floating Rate LLC

1. Significant Accounting Policies:

Master Senior Floating Rate LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited
Liability Company Agreement permits the Board of Directors (the
“Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Floating rate loans are valued in accordance with guidelines established by the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from the Loan Pricing Corporation
(“LPC”). For the limited number of floating rate loans for which no reli-
able price quotes are available, such floating rate loans may be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan,
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. will value the floating rate loan at fair value, which is intended to approximate market value.

The Master LLC values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board.
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Equity investments traded on a national securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity invest-
ments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”) mar-
kets for which market quotations are readily available are valued at the last available bid price.

Swap agreements are valued by quoted fair values received daily by the
Master LLC’s pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Floating Rate Loans: The Master LLC invests in floating rate loans, which are generally non-investment grade, made by banks, other finan-
cial institutions, and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically redeter-
mined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more
European banks, such as LIBOR (London InterBank Offered Rate), (ii)
the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Master LLC considers these investments to be invest-
ments in debt securities for purposes of its investment policies.

The Master LLC earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitments, commissions and various other fees are recorded as income. Prepayment penalty fees are recorded as realized gains or losses. When the Master LLC buys a floating rate loan it may receive a facility fee and when it sells a float-
ing rate loan it may pay a facility fee. On an ongoing basis, the Master
LLC may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Master LLC may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Master LLC may include covenant waiver fees and covenant modification fees.

The Master LLC may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

20 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Notes to Financial Statements (continued)

Master Senior Floating Rate LLC

Floating rate loans are usually freely callable at the issuer’s option. The
Master LLC may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Master LLC having a contractual relationship only with the lender, not with the bor-
rower. The Master LLC will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Master LLC generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Master LLC may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Master LLC will assume the credit risk of both the bor-
rower and the lender that is selling the Participation. The Master LLC’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the
Master LLC may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies to increase the return of the Master LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Credit Default Swaps — The Master LLC may invest in credit default swaps, which are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the
Master LLC are recorded in the accompanying Statement of
Operations as realized gains and losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts.
The Master LLC is exposed to credit loss in the event of non-perform-
ance by the other party to the swap.

The Master LLC may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Master LLC’s exposure to interest rate risk.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master
LLC’s assets will be managed so an investor in the Master LLC can sat-
isfy the requirements of Subchapter M of the Internal Revenue Code.

Effective February 29, 2008, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The Advisor has evaluated the appli-
cation of FIN 48 to the Master LLC, and has determined that the adop-
tion of FIN 48 does not have a material impact on the Master LLC’s financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s tax returns remains open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statements, if any, is currently being assessed.

In addition, in February 2007, FASB issued Statement of Financial
Accounting Standards No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before

BLACKROCK SENIOR FLOATING RATE FUND, INC. FEBRUARY 29, 2008 21

Notes to Financial Statements (continued)

Master Senior Floating Rate LLC

November 15, 2007, provided the entity also elects to apply the provi-
sions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also estab-
lishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attrib-
utes for similar types of assets and liabilities. The impact on the Master
LLC’s financial statements, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Master LLC segregate assets in connection with certain investments
(e.g., swaps), the Master LLC will, consistent with certain interpretive let-
ters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets in the
Statement of Assets and Liabilities.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain
Funds on the basis of relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with the Advisor to provide investment advisory and administration services.
Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of 0.95% of the average daily value of the Master
LLC’s net assets.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the six months ended February 29,
2008, the Master LLC reimbursed the Advisor $41,016 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended February 29, 2008 were
$150,306,636 and $169,265,629, respectively.

4. Commitments:

The Master LLC may invest in floating rate loans. In connection with these investments, the Master LLC may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Master LLC to furnish temporary financing to a borrower until perma-
nent financing can be arranged. At February 29, 2008, the Master
LLC had outstanding commitments of approximately $4,778,000. In connection with these commitments, the Master LLC earns a commit-
ment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29, 2008, the Master LLC had the following unfunded loan commitments:

		Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)

Advance Food Delay Draw	$155	$127
Big West	$744	$681
Cellular South	$500	$460
Community Health Delay Draw	$464	$425
Las Vegas Sands	$800	$711
MEG Energy Corp Delay Draw	$839	$757
NG Wireless	$140	$133
Vought Aircraft Revolver	$800	$749
Univision	$336	$281

22 BLACKROCK SENIOR FLOATING RATE FUND, INC. FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

Master Senior Floating Rate LLC

5. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and
Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master LLC pays a commitment fee of 0.06% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the
Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The
Master LLC did not borrow under the credit agreement during the six months ended February 29, 2008.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

23

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen . Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

24 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities & Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the
Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26 BLACKROCK SENIOR FLOATING RATE FUND, INC.

FEBRUARY 29, 2008

This report is transmitted to shareholders only. It is not a pro-
spectus. Past performance results shown in this report should not be considered a representation of future performance.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by call-
ing toll-free (800) 441-7762; (2) at www.blackrock.com; and
(3) on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Senior Floating Rate Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#11022-2/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate, LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate, LLC

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate, LLC

Date: April 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate, LLC

Date: April 23, 2008